PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

April 10, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Frank Buda

Re:	Dreyfus Research Growth Fund, Inc.

(Registration Nos: 2-33733 and 811-01899)

Ladies and Gentlemen:

On behalf of Dreyfus Research Growth Fund, Inc. (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add certain front-end sales charge waivers for shareholders who purchase Class A shares of the Fund through Ameriprise Financial and Morgan Stanley Wealth Management (the "New Sales Load Variations"). We understand that the staff (the "Staff") of the Securities and Exchange Commission previously has reviewed the New Sales Load Variations, which were filed pursuant to Rule 497 by funds advised by American Century Investments. In addition, the Amendment implements disclosure changes relating to eligibility requirements for purchasing Class Y shares. The prospectus and statement of additional information included in the Amendment are marked to show changes from the currently effective versions thereof.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a revised 18f-3 Plan and the consent of the Fund’s independent registered public accounting firm, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Additionally, please note that, based on the Amendment, each other fund in the Dreyfus Family of Funds that offers Class A shares intends to request permission from the Staff to allow such fund to file a post-effective amendment to its registration statement on Form N-1A pursuant to Rule 485(b)(1)(vii) under the Securities Act to incorporate disclosure of the New Sales Load Variations. The funds will request that the Staff grant the requested relief prior to the effective date of the Amendment, as contemplated by Mutual Fund Fee Structures, IM Guidance Update 2016-06 (December 2016).

Please telephone the undersigned at 212.969.3376, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens